Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Decommissioning Restoration And Rehabilitation Costs [Abstract]
Summary of Decommissioning Provision	The aggregate carrying amount of the obligation is:
	2020	2019
Decommissioning Liabilities, Beginning of Year	1,235	875
Liabilities Incurred	14	3
Liabilities Settled	(42)	(52)
Liabilities Disposed	(2)	(8)
Change in Estimated Future Cash Flows	13	21
Change in Discount Rate	(28)	339
Unwinding of Discount on Decommissioning Liabilities (Note 6)	57	58
Foreign Currency Translation	1	(1)
Decommissioning Liabilities, End of Year	1,248	1,235

Summary of Changes to the Credit-Adjusted Risk-Free Rate or the Inflation Rate Impact on the Decommissioning Liabilities

Changes to the credit-adjusted risk-free rate or the inflation rate would have the following impact on the decommissioning liabilities:

		2020		2019
As at December 31,	Sensitivity Range	Increase	Decrease	Increase	Decrease
Credit-Adjusted Risk-Free Rate	± one percent	(228)	313	(236)	332
Inflation Rate	± one percent	321	(235)	340	(243)